Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of the related offerings is $5,166,900,000 (comprised of $1,435,250,000 of the Euro Floating Rate Senior Registered Notes Due 2029, $2,009,350,000 of the Euro Fixed/Floating Rate Senior Registered Notes Due 2031 and $1,722,300,000 of the Euro Fixed/Floating Rate Senior Registered Notes Due 2036). The U.S. dollar equivalent of the aggregate amount offered has been calculated using an exchange rate of $1.1482 per Euro 1.00 as of November 4, 2025.

Narrative - Max Aggregate Offering Price	$ 5,166,900,000
Final Prospectus	true